RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Interest costs [abstract]
Management service costs	$ (47)	$ (36)	$ (102)	$ (65)
Gains from agency arrangement	0	0	62	0
Brookfield Asset Management
Revenues
Power purchase and revenue agreements	35	99	108	225
Direct operating costs
Energy purchases	(9)	(2)	(13)	(5)
Energy marketing & other services	(5)	2	(6)	(4)
Insurance services	0	(5)	0	(10)
Total related party direct operating costs	(14)	(5)	(19)	(19)
Interest costs [abstract]
Borrowings	(12)	0	(12)	(1)
Management service costs	(47)	(36)	(102)	(65)
Insurance services	$ 0	5	$ 0	10
Brookfield Asset Management Subsidiaries
Direct operating costs
Insurance services		0		0
Interest costs [abstract]
Insurance services		$ 0		$ 0